REGULATORY REQUIREMENT (Tables)	12 Months Ended
Dec. 31, 2025
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of net capital requirement and the excess net capital for the Company's broker dealer subsidiaries	The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2024 and 2025:

	Net Capital	Requirement	Excess Net Capital
December 31, 2025	US$	US$	US$
TradeUP Securities	253,654,596	25,843,328	227,811,268
Tiger Brokers SG	262,485,542	21,130,762	241,354,780
Tiger Brokers HK	87,921,190	34,147,598	53,773,592
US Tiger Securities	12,915,603	250,000	12,665,603
TBAU	10,088,794	3,334,445	6,754,349
Tiger Fund Management	1,571,184	194,416	1,376,767
YAX HK	4,736,551	385,441	4,351,111
Total	633,373,460	85,285,990	548,087,470

	Net Capital	Requirement	Excess Net Capital
December 31, 2024	US$	US$	US$
TradeUP Securities	204,825,441	22,789,455	182,035,986
Tiger Brokers SG	205,992,868	15,895,481	190,097,387
Tiger Brokers HK	58,838,395	11,686,213	47,152,182
US Tiger Securities	10,731,914	250,000	10,481,914
TBAU	4,227,660	256,115	3,971,545
Total	484,616,278	50,877,264	433,739,014